Long-Term Indebtedness	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Long-Term Indebtedness	Long-Term Indebtedness
Credit Facility
As of June 30, 2024, Former Six Flags credit facility consisted of a $500.0 million revolving credit facility (the “Revolving Credit Facility”) as Former Six Flags repaid the $479.0 million Tranche B Term Loan facility (the “Term Loan B”) with the proceeds from the 2032 Notes (as detailed below). The Revolving Credit Facility and the Term Loan B together constitute the amended and restated credit facility that was entered into in May 2023 (the “Credit Facility”).
As of June 30, 2024, available borrowing capacity under the Revolving Credit Facility was $274.0 million after reducing the facility by $205.0 million borrowings outstanding and $21.0 million of outstanding letters of credit. As of December 31, 2023 and July 2, 2023, $180.0 million and $169.0 million was drawn, respectively, under the Revolving Credit Facility were outstanding (excluding amounts reserved for letters of credit in the amount of $21.0 million). Interest on the Revolving Credit Facility accrues at an annual rate of SOFR, plus a Term SOFR Adjustment of 0.10%, plus an applicable margin with an unused commitment fee based on the senior secured leverage ratio. As of June 30, 2024, the Revolving Credit Facility had an interest rate of 8.66%. As of June 30, 2024, the Revolving Credit Facility unused commitment fee was 0.500%. The Revolving Credit Facility matures in May 2028.
As of December 31, 2023 and July 2, 2023, $479.0 million was outstanding in each period under the Term Loan B. The Term Loan B was terminated in connection with the Mergers.
2024 Notes, 2025 Notes, 2027 Notes, 2031 Notes and 2032 Notes
In June 2016, Former Six Flags issued $300.0 million of 4.875% senior unsecured notes due 2024 and, in April 2017, issued an additional $700.0 million of senior unsecured notes due 2024 (together, the “2024 Notes”). During March of 2020, Former Six Flags prepaid $50.5 million of the outstanding 2024 Notes principal, reducing the outstanding amount to $949.5 million. On April 26, 2023, Former Six Flags commenced a cash tender offer (the “Tender Offer”) for any and all outstanding 2024 Notes. The consideration offered for each $1,000 principal amount of the 2024 Notes was $1,000.50 (the “Purchase Price”), plus accrued and unpaid interest. On May 3, 2023, Former Six Flags repaid $892.6 million, or 94.0% of the aggregate principal amount of the 2024 Notes that were tendered in the offering. The remainder of the 2024 Notes was paid on July 31, 2024 by the Combined Company.
In April 2017, Former Six Flags issued $500.0 million of 5.50% senior notes due 2027 (the "2027 Notes"). In April 2020, Former Six Flags' subsidiary Six Flags Theme Parks (“SFTP”) issued $725.0 million of 7.00% senior secured notes due 2025 (the “2025 Notes”).
On July 1, 2022, Former Six Flags prepaid $360.0 million of the 2025 Notes at a premium of 103.5%. The transaction reduced the outstanding amount of the 2025 Notes to $365.0 million.
On May 3, 2023, Former Six Flags completed the private sale of the 2031 Notes at an offering price of 99.248% of the principal amount thereof. Net of the original issuance discount and debt issuance costs, Former Six Flags received net proceeds of $784.0 million.
Also, on May 3, 2023, Former Six Flags announced that $892.6 million, or 94.0% of the aggregate principal amount of the 2024 Notes were validly tendered pursuant to the Tender Offer. Net cash proceeds from the 2031 Notes, together with other available cash, including borrowings under the Revolving Credit Facility, were used to pay the Purchase Price, plus accrued and unpaid interest. Former Six Flags incurred a $14.0 million loss on debt extinguishment comprised of $1.0 million for the premium paid above par and $13.0 million of costs charged to expense on debt modification which were recognized during the six months ended July 2, 2023.
On May 2, 2024, SFTP issued $850.0 million of 6.625% Senior Secured Notes due 2032 (the "2032 Notes"). Net of debt issuance costs, Former Six Flags received proceeds of $843.6 million. Former Six Flags used the proceeds from the 2032 Notes toward (i) the repayment in full of the principal amount outstanding under the existing Term Loan B of $479.0 million (ii) repayment of the then outstanding borrowings under the Revolving Credit Facility of $235.0 million and (iii) general corporate purposes. Additionally, on May 2, 2024, Former Six Flags delivered to the trustee of the 2025 Notes a notice of redemption to repay $165.0 million of aggregate principal at par value on July 1, 2024. In connection with the repayment of the Term Loan B, Former Six Flags recognized a $2.7 million loss on debt extinguishment resulting from the write-off of unamortized original issue discount and deferred financing costs. On July 1, 2024, the Combined Company repaid $165.0 million of the 2025 Notes.
As of June 30, 2024, $56.9 million of the 2024 Notes, $365.0 million of the 2025 Notes, $500.0 million of the 2027 Notes, $800.0 million of the 2031 Notes and $850.0 million of the 2032 Notes, were issued and outstanding. Interest payments of $1.4 million for the 2024 Notes are due semi-annually on January 31 and July 31 of each year. Following the repayment of $360 million of the 2025 Notes, interest payments of $12.7 million for the 2025 Notes are due semi-annually on January 1 and July 1 each year. Interest payments of $13.8 million for the 2027 Notes are due semi-annually on April 15 and October 15 of each year. Interest payments of $29.0 million for the 2031 Notes are due semi-annually on May 15 and November 15 of each year. For the 2032 Notes, an interest payment of $28.3 million is due on November 1, 2024, and $28.2 million is due semi-annually on May 15, and November 15 of each year, thereafter.
Long-Term Indebtedness Summary
As of June 30, 2024, December 31, 2023, and July 2, 2023, the principal balance of Former Six Flags' long-term debt consisted of the following:

	As of
(Amounts in thousands)	June 30, 2024	December 31, 2023	July 2, 2023
Term Loan B	$—	$479,000	$479,000
Revolving Credit Facility	205,000	180,000	169,000
2024 Notes	56,867	56,867	56,867
2025 Notes	365,000	365,000	365,000
2027 Notes	500,000	500,000	500,000
2031 Notes	800,000	800,000	800,000
2032 Notes	850,000	—	—
Net discount	(5,355)	(6,167)	(6,580)
Deferred financing costs	(20,049)	(9,221)	(10,962)
Total debt	$2,751,463	$2,365,479	$2,352,325
Less current portion of long-term debt	56,867	56,867	—
Less short-term borrowings	205,000	180,000	169,000
Total long-term debt	$2,489,596	$2,128,612	$2,183,325
Fair-Value of Long-Term Indebtedness
As of June 30, 2024, December 31, 2023, and July 2, 2023, the fair value of Former Six Flags' long-term debt was $2,772.7 million, $2,374.7 million and $2,298.7 million, respectively.
Assumption of Debt Upon Completion of the Mergers

On the Closing Date and in connection with the Mergers, HoldCo, Canada’s Wonderland Company (“Canada’s Wonderland”), Magnum Management Corporation (“Magnum Management”), Millennium Operations LLC (“Millennium” and, together with Canada’s Wonderland and Magnum Management, the “Cedar Fair Co-Issuers”), the other former subsidiaries of Cedar Fair (excluding the Cedar Fair Co-Issuers, collectively, the “Cedar Fair Subsidiary Guarantors”) that guarantee indebtedness under the HoldCo credit agreement, dated May 1, 2024, as amended (the “HoldCo Credit Agreement”), U.S. Bank Trust Company, National Association (“U.S. Bank”) and SFTP, as applicable, entered into supplemental indentures (collectively, the “Supplemental Indentures”) to (i) the 2024 Notes, (ii) 2027 Notes, (iii) 2025 Notes, (iv) 2031 Notes and (v) the 2032 Notes. Pursuant to the Supplemental Indentures, (a) HoldCo assumed all of Former Six Flags’ obligations under the Former Six Flags Indentures and the notes issued thereunder, (b) each of the Cedar Fair Subsidiary Guarantors agreed to fully and unconditionally guarantee the notes issued under the Former Six Flags Indentures and (c) each of the Cedar Fair Co-Issuers became a co-issuer of the 2032 Notes and agreed to fully and unconditionally guarantee each other series of notes issued under the Former Six Flags Indentures.

In connection with the execution of the supplemental indentures for the 2032 Notes and the 2025 Notes, the Cedar Fair Co-Issuers and the Cedar Fair Subsidiary Guarantors entered into certain security agreements, pursuant to which they granted a first priority security interest in substantially all of their assets (subject to certain exceptions) to secure the 2032 Notes and the 2025 Notes.

In addition, on the Closing Date and in connection with the Mergers, (i) HoldCo assumed all of Cedar Fair’s obligations under its 5.375% Senior Notes due 2027, its 6.50% Senior Notes due 2028 and its 5.25% Senior Notes due 2029 (collectively, the “Cedar Fair Notes”) and the related indentures (the “Cedar Fair Indentures”) and (ii) SFTP and the other former subsidiaries of Former Six Flags agreed to fully and unconditionally guarantee the Cedar Fair Notes, in each case by entering into certain supplemental indentures to the Cedar Fair Indentures.